UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2023

MARTIN CURRIE

SMASh SERIES EM FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Martin Currie SMASh Series EM Fund for the six-month reporting period ended January 31, 2023.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2023

II	Martin Currie SMASh Series EM Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2023 and July 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2022 and held for the six months ended January 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
4.32%	$1,000.00	$1,043.20	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

2	Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report

[1]	For the six months ended January 31, 2023.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2023

Martin Currie SMASh Series EM Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 100.2%
Communication Services — 2.0%
Interactive Media & Services — 2.0%
NAVER Corp.	140,176	$23,286,832	(a)
Consumer Discretionary — 8.4%
Automobiles — 3.2%
Maruti Suzuki India Ltd.	337,115	36,749,513	(a)
Textiles, Apparel & Luxury Goods — 5.2%
Titan Co. Ltd.	2,039,449	59,484,424	(a)
Total Consumer Discretionary		96,233,937
Consumer Staples — 2.4%
Food & Staples Retailing — 1.2%
Robinsons Retail Holdings Inc.	13,133,290	14,003,557	(a)
Personal Products — 1.2%
LG H&H Co. Ltd.	21,829	13,234,022	(a)
Total Consumer Staples		27,237,579
Energy — 5.9%
Oil, Gas & Consumable Fuels — 5.9%
Reliance Industries Ltd.	2,362,454	68,150,681	(a)
Financials — 15.5%
Banks — 11.9%
Al Rajhi Bank	2,352,348	51,637,013	*(a)
Kotak Mahindra Bank Ltd.	2,001,332	42,490,859	(a)
OTP Bank Nyrt	420,443	12,668,575	(a)
Ping An Bank Co. Ltd., Class A Shares	13,170,461	29,356,627	(a)
Total Banks		136,153,074
Capital Markets — 3.6%
B3 SA - Brasil Bolsa Balcao	16,076,500	41,075,627
Total Financials		177,228,701
Health Care — 4.5%
Health Care Providers & Services — 2.1%
Odontoprev SA	10,998,820	24,657,048
Pharmaceuticals — 2.4%
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	8,495,000	27,391,558	(a)
Total Health Care		52,048,606
Industrials — 8.4%
Electrical Equipment — 5.2%
Contemporary Amperex Technology Co. Ltd., Class A Shares	726,716	50,409,086	(a)
LG Energy Solution Ltd.	21,623	9,197,352	*(a)
Total Electrical Equipment		59,606,438

See Notes to Financial Statements.

4	Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report

Martin Currie SMASh Series EM Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Machinery — 3.2%
Shenzhen Inovance Technology Co. Ltd., Class A Shares	2,290,146	$24,232,825	(a)
Wuxi Lead Intelligent Equipment Co. Ltd., Class A Shares	1,876,850	12,903,222	(a)
Total Machinery		37,136,047
Total Industrials		96,742,485
Information Technology — 36.1%
Electronic Equipment, Instruments & Components — 7.0%
Delta Electronics Inc.	4,249,000	41,204,539	(a)
Samsung SDI Co. Ltd.	70,100	39,284,193	(a)
Total Electronic Equipment, Instruments & Components		80,488,732
Semiconductors & Semiconductor Equipment — 9.6%
Globalwafers Co. Ltd.	2,902,000	50,915,766	(a)
SK Hynix Inc.	811,842	58,731,811	(a)
Total Semiconductors & Semiconductor Equipment		109,647,577
Technology Hardware, Storage & Peripherals — 19.5%
Samsung Electronics Co. Ltd.	2,796,217	139,280,278	(a)
Samsung Electronics Co. Ltd., Registered Shares, GDR	68,187	84,508,482	(a)
Total Technology Hardware, Storage & Peripherals		223,788,760
Total Information Technology		413,925,069
Materials — 17.0%
Chemicals — 9.4%
Asian Paints Ltd.	925,969	30,922,227	(a)
LG Chem Ltd.	102,361	57,772,881	(a)
Orbia Advance Corp. SAB de CV	9,615,800	19,159,598
Total Chemicals		107,854,706
Construction Materials — 2.4%
UltraTech Cement Ltd.	315,607	27,396,381	(a)
Metals & Mining — 5.2%
Antofagasta PLC	2,785,366	59,847,967	(a)
Total Materials		195,099,054
Total Investments — 100.2% (Cost — $1,198,711,635)		1,149,952,944
Liabilities in Excess of Other Assets — (0.2)%		(2,213,489)
Total Net Assets — 100.0%		$1,147,739,455

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

GDR	— Global Depositary Receipts

See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Martin Currie SMASh Series EM Fund

Summary of Investments by Country**
South Korea	37.0%
India	23.1
China	12.5
Taiwan	8.0
Brazil	5.7
Chile	5.2
Saudi Arabia	4.5
Mexico	1.7
Philippines	1.2
Hungary	1.1
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2023 and are subject to change.

See Notes to Financial Statements.

6	Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2023

Assets:
Investments, at value (Cost — $1,198,711,635)	$1,149,952,944
Foreign currency, at value (Cost — $2,458,822)	2,458,831
Receivable for securities sold	6,480,455
Receivable for Fund shares sold	2,128,149
Dividends receivable	1,980,114
Receivable from investment manager	93,671
Prepaid expenses	9,740
Total Assets	1,163,103,904

Liabilities:
Due to custodian	9,039,843
Payable for securities purchased	3,344,783
Payable for Fund shares repurchased	2,256,806
Accrued foreign capital gains tax	559,318
Trustees’ fees payable	7,308
Accrued expenses	156,391
Total Liabilities	15,364,449
Total Net Assets	$1,147,739,455

Net Assets:
Par value (Note 5)	$1,175
Paid-in capital in excess of par value	1,355,006,079
Total distributable earnings (loss)	(207,267,799)
Total Net Assets	$1,147,739,455

Shares Outstanding	117,459,126

Net Asset Value	$9.77

See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended January 31, 2023

Investment Income:
Dividends	$6,699,177
Less: Foreign taxes withheld	(1,161,747)
Total Investment Income	5,537,430

Expenses:
Custody fees	391,167
Registration fees	99,822
Fund accounting fees	42,902
Trustees’ fees	42,731
Legal fees	31,175
Audit and tax fees	14,871
Interest expense	7,420
Shareholder reports	5,103
Transfer agent fees	3,468
Commitment fees (Note 6)	3,316
Insurance	534
Miscellaneous expenses	13,606
Total Expenses	656,115
Less: Fee waivers and/or expense reimbursements (Note 2)	(499,768)
Fees paid indirectly (Note 1)	(156,347)
Net Expenses	—
Net Investment Income	5,537,430

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions	(33,471,372)	†
Foreign currency transactions	(141,097)
Net Realized Loss	(33,612,469)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	75,320,727	‡
Foreign currencies	(32,365)
Change in Net Unrealized Appreciation (Depreciation)	75,288,362
Net Gain on Investments and Foreign Currency Transactions	41,675,893
Increase in Net Assets From Operations	$47,213,323

†	Net of foreign capital gains tax of $1,232,844.

‡	Net of change in accrued foreign capital gains tax of $(2,937,641).

See Notes to Financial Statements.

8	Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended January 31, 2023 (unaudited) and the Year Ended July 31, 2022	2023	2022

Operations:
Net investment income	$5,537,430	$16,785,895
Net realized loss	(33,612,469)	(118,362,521)
Change in net unrealized appreciation (depreciation)	75,288,362	(276,531,782)
Increase (Decrease) in Net Assets From Operations	47,213,323	(378,108,408)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(11,545,436)	(36,358,875)
Decrease in Net Assets From Distributions to Shareholders	(11,545,436)	(36,358,875)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	246,838,655	973,730,187
Cost of shares repurchased	(234,310,182)	(467,079,396)
Increase in Net Assets From Fund Share Transactions	12,528,473	506,650,791
Increase in Net Assets	48,196,360	92,183,508

Net Assets:
Beginning of period	1,099,543,095	1,007,359,587
End of period	$1,147,739,455	$1,099,543,095

See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report	9

Financial highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
	2023[1,2]	2022[1]	2021[1]	2020[1]	2019[1]	2018[1,3]

Net asset value, beginning of period	$9.47	$13.23	$9.03	$8.14	$9.25	$10.00

Income (loss) from operations:
Net investment income	0.05	0.16	0.18	0.16	0.27	0.11
Net realized and unrealized gain (loss)	0.35	(3.54)	4.08	0.81	(1.26)	(0.86)
Total income (loss) from operations	0.40	(3.38)	4.26	0.97	(0.99)	(0.75)

Less distributions from:
Net investment income	(0.05)	(0.11)	(0.06)	(0.08)	(0.12)	—
Net realized gains	(0.05)	(0.27)	—	—	—	—
Total distributions	(0.10)	(0.38)	(0.06)	(0.08)	(0.12)	—

Net asset value, end of period	$9.77	$9.47	$13.23	$9.03	$8.14	$9.25
Total return[4]	4.32%	(26.21)%	47.25%	11.92%	(10.58)%	(7.50)%

Net assets, end of period (000s)	$1,147,739	$1,099,543	$1,007,360	$184,520	$22,551	$2,780

Ratios to average net assets:
Gross expenses[5]	0.12%[6,7]	0.09%	0.09%	0.35%	3.68%	10.42%[6]
Net expenses[8,9]	0.00 [6,7]	0.00	0.00	0.00	0.01	0.09 [6]
Net investment income	1.04 [6,7]	1.43	1.48	2.03	3.33	2.13 [6]

Portfolio turnover rate	6%	27%	33%	27%	29%	11%

See Notes to Financial Statements.

10	Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]	For the period January 10, 2018 (inception date) to July 31, 2018.

[4]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.

[6]	Annualized.

[7]

Ratio includes the impact of fees paid indirectly. In the absence of these fees, the gross and net expense ratios and the net investment income ratio would have been 0.09%, 0.00% and 1.04%, respectively.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to March 7, 2019, the expense reimbursement arrangement did not cover custody holdings charges.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Martin Currie SMASh Series EM Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has

12	Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report

recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Financials	$41,075,627	$136,153,074	—	$177,228,701
Health Care	24,657,048	27,391,558	—	52,048,606
Materials	19,159,598	175,939,456	—	195,099,054
Other Common Stocks	—	725,576,583	—	725,576,583
Total Investments	$84,892,273	$1,065,060,671	—	$1,149,952,944

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

14	Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of January 31, 2023, there were $559,318 of capital gains tax liabilities accrued on unrealized gains.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager and Martin Currie Inc. (“Martin Currie”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Martin Currie and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund.

16	Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended January 31, 2023, fees waived and/or expenses reimbursed amounted to $499,768.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$89,791,950
Sales	68,143,451

At January 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,198,711,635	$73,197,817	$(121,956,508)	$(48,758,691)

4. Derivative instruments and hedging activities

During the six months ended January 31, 2023, the Fund did not invest in derivative instruments.

5. Shares of beneficial interest

At January 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of the Fund were as follows:

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Shares sold	27,096,977	83,538,416
Shares repurchased	(25,792,242)	(43,518,548)
Net increase	1,304,735	40,019,868

6. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2023.

7. Deferred capital losses

As of July 31, 2022, the Fund had deferred capital losses of $64,985,814, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

*  *  *

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of

18	Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report

the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

9. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Martin Currie SMASh Series EM Fund 2023 Semi-Annual Report	19

Martin Currie

SMASh Series EM Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Martin Currie Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Martin Currie SMASh Series EM Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Martin Currie SMASh Series EM Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Martin Currie SMASh Series EM Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

MCXX102101 3/23 SR23-4617

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 21, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 21, 2023